SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details Narrative) (USD $)	Jul. 31, 2014	Jul. 31, 2013
Shares Issued	63,400,000	63,400,000
Fair value of Shares Issued	$ 63,400	$ 63,400
Mineral Property Options [Member]
Shares Issued		1,600,000
Fair value of Shares Issued		$ 284,000